ASSETS AND LIABILITIES CLASSIFIED AS HELD FOR SALE (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Cash and cash equivalents	$ 3,447	$ 3,546	$ 3,329	$ 3,239
Accounts receivable and other	6,167	6,550
Property, plant and equipment	9,343	11,013
Total assets	78,820	75,761
Accounts payable and other	11,286	7,630
Total liabilities	63,381	$ 60,450
Assets and liabilities classified as held for sale
Disclosure Of Assets And Liabilities Held For Sale [Line Items]
Cash and cash equivalents	694
Accounts receivable and other	879
Property, plant and equipment	2,675
Total assets	4,248
Accounts payable and other	2,566
Non-recourse borrowings	1,135
Total liabilities	$ 3,701